THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2001

ASSETS:
      Investment in BBH U.S. Money Market Portfolio
        (the "Portfolio"), at value ........................     $1,450,464,241
                                                                 --------------
           Total Assets ....................................      1,450,464,241
                                                                 --------------
LIABILITIES:
      Payables for:
         Dividends declared ................................            291,840
         Shareholder services/eligible institution fees ....            301,643
         Administrative fees ...............................            114,624
         Board of Trustees' fees ...........................             10,000
         Accounting fees ...................................              3,333
         Accrued expenses and other liabilities ............                535
                                                                 --------------
           Total Liabilities ...............................            721,975
                                                                 --------------

NET ASSETS, for 1,449,742,266 fund shares outstanding ......     $1,449,742,266
                                                                 ==============
      Net Assets Consist of:
         Paid-in capital ...................................     $1,449,742,266
                                                                 ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE ...............     $         1.00
                                                                 ==============

                            STATEMENT OF OPERATIONS
                        For the year ended June 30, 2001

INVESTMENT INCOME:
      Interest income allocated from Portfolio .............     $   86,839,845
      Expenses allocated from Portfolio ....................         (2,231,289)
                                                                 --------------
           Net Investment Income Allocated from Portfolio...         84,608,556
                                                                 --------------
EXPENSES:
      Shareholder services/eligible institution fees .......          3,646,774
      Administrative fees ..................................          1,386,048
      Board of Trustees' fees ..............................             70,798
      Professional fees ....................................             26,580
      Accounting fees ......................................              8,273
      Miscellaneous expenses ...............................            193,952
                                                                 --------------
           Total Expenses ..................................          5,332,425
                                                                 --------------
Net Investment Income ......................................     $   79,276,131
                                                                 ==============

   The accompanying notes are an integral part of these financial statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                For the years ended June 30,
                                             ----------------------------------
                                                  2001               2000
                                             --------------     ---------------
INCREASE IN NET ASSETS:
>From Operations:
      Net investment income ..............   $    79,276,131    $    68,965,177
Dividends declared from net investment
  income .................................       (79,276,131)       (68,965,177)
>From  Fund Share  (Principal)
  Transactions at Net Asset Value of
  of $1.00 per share:
         Fund shares sold ................     6,005,365,598      6,393,088,545
         Fund shares issued in
           reinvestment of dividends .....        42,188,481         34,795,262
         Fund shares repurchased .........    (6,019,793,941)    (6,080,642,475)
                                              --------------     --------------
Net increase in net assets resulting
  from fund share transactions ...........        27,760,138        347,241,332

NET ASSETS:
      Beginning of year ..................     1,421,982,128      1,074,740,796
                                              --------------     --------------
      End of year ........................   $ 1,449,742,266    $ 1,421,982,128
                                             ===============    ===============

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year

                                                                  For the years ended June 30,
                                                  --- ------------------------------------------------------
                                                   2001         2000         1999         1998          1997
                                                   -----        ----         ----         ----          ----
Net asset value, beginning of year..........       $1.00        $1.00        $1.00        $1.00         $1.00
Income from investment operations:
  Net investment income.....................        0.05         0.05         0.05         0.05          0.05
Dividends to shareholders from net
  investment income.........................       (0.05)       (0.05)       (0.05)       (0.05)        (0.05)
                                                   -----        -----        -----        -----         -----
Net asset value, end of year................       $1.00        $1.00        $1.00        $1.00         $1.00
                                                   =====        =====        =====        =====         =====

Total return(1).............................        5.57%        5.36%        4.77%        5.22%         5.07%
Ratios/Supplemental Data(2)
  Net assets, end of year (000's omitted)...  $1,449,742   $1,421,982   $1,074,741     $937,790      $917,536
  Ratio of expenses to average net assets(1)        0.52%        0.53%        0.53%        0.55%         0.55%
  Ratio of net investment income to
    average net assets......................        5.43%        5.29%        4.66%        5.11%         4.96%

----------
(1) Had the expense reimbursement agreement not been in place, the ratio of expenses to average net assets for the year ended June 30, 1997 would have been 0.55%. For the same period, the total return of the Fund would have been 5.07%. The expense reimbursement agreement was terminated on July 1, 1997.

(2) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.

   The accompanying notes are an integral part of these financial statements.

                      THE 59 WALL STREET MONEY MARKET FUND
                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street Money Market Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1993. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2001, there were four series of the Trust.

      The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 62% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investment in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      2. Transactions with Affiliates

      Administrative Fees. The Trust has an administration agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.095% of the Fund's average daily net assets. BBH has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBH. For the year ended June 30, 2001, the Fund incurred $1,386,048 for administrative services.

                      THE 59 WALL STREET MONEY MARKET FUND

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2001, the Fund incurred $3,646,774 for shareholder servicing/eligible institution services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2001, the Fund incurred $70,798 for these fees.

      Accounting Fees. The Trust has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2001, the Fund incurred $8,273 for accounting services.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
The 59 Wall Street Money Market Fund (a series of The 59 Wall Street Trust):

      We have audited the accompanying statement of assets and liabilities of The 59 Wall Street Money Market Fund (a series of The 59 Wall Street Trust) (the "Fund") as of June 30, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2001 and 2000, and the financial highlights for each of the years in the five-year period ended June 30, 2001. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements present fairly, in all material respects, the financial position of The 59 Wall Street Money Market Fund at June 30, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 23, 2001

                         BBH U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                                       June 30, 2001
                                                (expressed in U.S. dollars)

                                                              Annualized
                                                               Yield on
    Principal                                        Maturity   Date of
    Amount                                            Date     Purchase       Value
 ------------                                       --------   ---------   ----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS (5.8%)
$ 35,000,000   Student Loan Marketing Association*    07/25/01   3.951%   $ 35,000,982
  31,150,000   Student Loan Marketing Association*    08/08/01   3.901      31,149,360
  20,000,000   Student Loan Marketing Association*    08/10/01   3.901      19,999,600
  50,000,000   Student Loan Marketing Association*    08/17/01   4.212      50,000,000
                                                                          ------------
              Total U.S Agency Obligations ........                        136,149,942
                                                                          ------------
              CERTIFICATES OF  DEPOSITS (13.1%)
  50,000,000   Bank of Montreal ...................   01/17/02   3.680      50,000,000
  20,000,000   Canadian Imperial Bank of Commerce -
               New York Branch ....................   01/22/02   5.395      20,000,537
  50,000,000   Canadian Imperial Bank of Commerce -
               New York Branch ....................   05/22/02   4.225      49,997,836
   5,000,000   Canadian Imperial Bank of Commerce -
               New York Branch ....................   07/12/02   4.055       5,004,930
  20,000,000   Denmark Danske Bank ................   12/12/01   6.260      20,000,000
   5,000,000   Deutsche Bank ......................   02/19/02   5.190       5,000,307
  50,000,000   Deutsche Bank ......................   09/24/01   4.560      50,001,153
  50,000,000   Rabobank Nederland NV ..............   08/08/01   4.550      50,000,000
  50,000,000   Societe Generale - New York Branch .   01/17/02   3.670      50,000,000
   8,000,000   Toronto Dominion Bank ..............   06/20/02   3.860       7,993,687
                                                                          ------------
              Total Certificate of  Deposits ......                        307,998,450
                                                                          ------------
              COMMERCIAL PAPERS (58.7%)
  24,450,000   Anheuser-Busch Companies, Inc. .....   07/26/01   3.960      24,382,762
  25,000,000   Banque Nationale de Paris ..........   10/09/01   5.240      25,000,000
  50,000,000   BP Amoco Capital, Plc ..............   07/02/01   4.140      49,994,250
  44,000,000   CIT Group, Inc. ....................   10/04/01   3.680      43,572,711
  50,000,000   Commerzbank US Finance .............   08/01/01   4.160      49,820,889
  29,000,000   Credit Suisse First Boston .........   11/07/01   3.920      28,592,647
  10,433,000   Enterprise Funding Corp. ...........   07/11/01   3.936      10,421,594
  22,549,000   Enterprise Funding Corp. ...........   07/13/01   3.930      22,519,461
  50,000,000   Ford Motor Credit Corp. ............   08/10/01   3.820      49,787,778
  40,000,000   General Electric Capital Corp. .....   07/16/01   5.290      39,911,834
  30,000,000   General RE Corp. ...................   09/07/01   4.100      29,767,667
  35,000,000   Goldman Sachs Group, Inc. ..........   08/15/01   5.320      34,767,250
  50,000,000   Hertz Corp. ........................   07/20/01   3.710      49,902,097
  42,954,000   Hewlett-Packard Co. ................   07/20/01   4.600      42,849,717
  25,000,000   Honeywell International, Inc. ......   07/02/01   4.170      24,997,104
  50,000,000   Honeywell International, Inc. ......   08/17/01   3.780      49,753,250
  75,000,000   J.P. Morgan Chase & Co. ............   07/02/01   4.140      74,991,375
  51,490,000   Kitty Hawk Funding Corp. ...........   07/12/01   3.840      51,429,585
  50,000,000   Merrill Lynch & Co., Inc. ..........   07/13/01   3.890      49,935,167
  16,500,000   Monsanto Co. .......................   07/13/01   5.060      16,472,170
  50,000,000   Morgan Stanley Dean Witter Discover    08/10/01   5.040      49,720,000
  75,000,000   National Rural Utilities ...........   07/23/01   3.900      74,821,250

   The accompanying notes are an integral part of these financial statements.

                                                              Annualized
                                                               Yield on
   Principal                                        Maturity   Date of
    Amount                                            Date     Purchase       Value
 ------------                                       --------   ---------   ----------
              COMMERCIAL PAPERS (continued)
$   25,046,000   Old Slip Funding Corp. ............   07/23/01   3.760%   $   24,988,450
    25,000,000   Parthenon Receivables Funding, LLC    08/13/01   3.980        24,881,153
    17,670,000   Parthenon Receivables Funding, LLC    10/25/01   4.120        17,435,421
    60,000,000   Prudential Funding, LLC ...........   07/16/01   5.300        59,867,501
    50,000,000   Royal Bank of Scotland ............   08/09/01   3.910        49,788,209
    45,000,000   Schering Corp. ....................   07/02/01   4.150        44,994,812
    50,000,000   Steamboat Funding Corp. ...........   07/19/01   3.830        49,904,250
    30,000,000   UBS Finance, Ltd. .................   07/02/01   4.160        29,996,533
    50,000,000   UBS Finance, Ltd. .................   08/06/01   3.910        49,804,500
    50,000,000   Variable Funding Capital ..........   08/08/01   4.150        49,780,972
    50,000,000   Verizon Network Funding ...........   07/19/01   4.220        49,894,500
    40,000,000   Wisconsin Public Service ..........   07/31/01   3.700        39,876,667
                                                                           --------------
              Total Commercial Papers ..............                        1,384,623,526
                                                                           --------------
              CORPORATE BONDS (15.3%)
    50,000,000   Associates Corp. of North America*+   01/03/02   4.919        50,010,312
    31,300,000   Associates Corp. of North America*    02/22/02   4.155        31,332,325
    50,000,000   Bank One Corp. ....................   10/09/01   5.290        50,000,000
    10,000,000   General Motors Acceptance Corp.* ..   08/24/01   4.285        10,003,045
    35,000,000   General Motors Acceptance Corp. ...   08/27/01   6.450        35,113,182
    39,000,000   Goldman Sachs Group, Inc. Series B*   12/27/01   3.925        39,039,614
    50,000,000   Household Finance* ................   12/05/01   4.143        50,039,250
     5,837,757   Nissan Auto Receivables Owner Trust
                   Series 2000-C Class A1* .........   11/15/01   6.700         5,837,757
    24,052,848   USAA Auto Owner Trust (ABS) .......   05/15/02   4.049        24,052,848
    20,000,000   Wal-Mart Stores, Inc. .............   06/01/02   5.450        20,217,153
    45,000,000   Wells Fargo & Co.* ................   07/24/01   4.348        44,998,673
                                                                           --------------
              Total Corporate Bonds ................                          360,644,159
                                                                           --------------
              TIME DEPOSITS (6.8%)
    81,300,000   Dresdner Bank .....................   07/02/01   4.000        81,300,000
    80,000,000   HSBC Bank (USA) ...................   07/02/01   3.813        80,000,000
                                                                           --------------
              Total Time Deposits ..................                          161,300,000
                                                                           --------------

Total Investments, at Amortized Cost ................   99.7%     2,350,716,077
Other Assets in Excess of Liabilities  ..............    0.3          7,293,671
                                                       -----     --------------
Net Assets...........................................  100.0%    $2,358,009,748
                                                       =====     ==============

----------
* Variable Rate instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the June 30, 2001 coupon rate.

+     Rule 144A security.

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2001
                           (expressed in U.S. dollars)

ASSETS:
      Investments, at amortized cost ......................       $2,350,716,077
      Interest receivable .................................            7,678,242
                                                                  --------------
           Total Assets ...................................        2,358,394,319
                                                                  --------------
LIABILITIES:
      Due to bank .........................................                3,204
      Payables for:
        Investment advisory fees ..........................              203,468
        Custodian fees ....................................               82,723
        Administrative fees ...............................               71,214
        Board of Trustees' fees ...........................               13,000
        Accrued expenses and other liabilities ............               10,962
                                                                  --------------
           Total Liabilities ..............................              384,571
                                                                  --------------
NET ASSETS ................................................       $2,358,009,748
                                                                  ==============

                             STATEMENT OF OPERATIONS
                        For the year ended June 30, 2001
                           (expressed in U.S. dollars)

NET INVESTMENT INCOME
      Income:
        Interest ........................................         $ 106,508,888
                                                                  -------------
      Expenses:
        Investment advisory fees ........................             1,833,120
        Administrative fees .............................               642,049
        Custodian fees ..................................               208,513
        Board of Trustees' fees .........................                70,538
        Professional fees ...............................                55,230
        Miscellaneous expenses ..........................                47,277
                                                                  -------------
          Total Expenses ................................             2,856,727
           Fees paid indirectly .........................               (74,560)
                                                                  -------------
           Net Expenses .................................             2,782,167
                                                                  -------------
NET INVESTMENT INCOME ...................................         $ 103,726,721
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                        For the years ended June 30,
                                      --------------------------------
                                           2001              2000
                                      --------------    --------------
INCREASE IN NET ASSETS:
>From Investment Activities:
      Net investment income .......    $  103,726,721     $   73,620,421
                                       --------------     --------------

Capital Transactions:
      Proceeds from contributions .     9,245,361,175      1,861,243,392
      Value of withdrawals ........    (8,593,561,950)    (1,407,541,966)
                                       --------------     --------------
         Net increase in net assets
           resulting from capital
           transactions ...........       651,799,225        453,701,426
                                       --------------     --------------
      Net increase in net assets ..       755,525,946        527,321,847

NET ASSETS:
      Beginning of year ...........     1,602,483,802      1,075,161,955
                                       --------------     --------------
      End of year .................    $2,358,009,748     $1,602,483,802
                                       ==============     ==============

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)


                                                                  For the years ended June 30,
                                                    ----------------------------------------------------------
                                                    2001         2000         1999         1998          1997
                                                    -----        -----        -----        -----         -----
Total return................................        5.95%        5.70%        5.11%        5.56%         5.39%
Ratios/Supplemental Data:
  Net assets, end of year
    (000's omitted).........................  $2,358,010   $1,602,484   $1,075,162     $938,137      $917,904
  Expenses as a percentage of
    average net assets:
    Expenses paid by Portfolio..............        0.15%        0.21%        0.21%        0.23%         0.24%
    Expenses offset arrangement.............        0.01%          --           --           --            --
                                                    ----         ----         ----         ----          ----
                                                    0.16%        0.21%        0.21%        0.23%         0.24%
  Ratio of net investment income to
    average net assets......................        5.64%        5.60%        4.98%        5.41%         5.26%

   The accompanying notes are an integral part of these financial statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Accounting Policies. The BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest Income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal Income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2001, the cost of investments for Federal Income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. ("BBH") for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. For the year ended June 30, 2001, the Portfolio incurred $1,833,120 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended June 30, 2001, the Portfolio incurred $642,049 for administrative services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2001, the Fund incurred $70,538 for the trustees fees.

                         BBH U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      Custody Fees. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2001, the Portfolio incurred $208,513 for custody services. These fees were reduced by $74,560 as a result of an expense offset arrangement with the portfolio's custodian.

                          INDEPENDENT AUDITORS' REPORT


Trustees and Investors
BBH U.S. Money Market Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH U.S. Money Market Portfolio (the "Portfolio") as of June 30, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2001 and 2000, and the financial highlights for each of the years in the five-year period ended June 30, 2001. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements present fairly, in all material respects, the financial position of BBH U.S. Money Market Portfolio at June 30, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 23, 2001

The 59 Wall Street Trust

Investment Adviser and
 Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This   report  is   submitted   for  the   general
information of shareholders  and is not authorized
for  distribution to prospective  investors unless
preceded   or    accompanied   by   an   effective
prospectus.  Nothing  herein  contained  is  to be
considered an offer of sale or a  solicitation  of
an offer to buy shares of The 59 Wall Street Money
Market  Fund.   Such  offering  is  made  only  by
prospectus, which includes details as to offering price and other material information.

                                Money Market Fund

                                  ANNUAL REPORT
                                  June 30, 2001